Earnings per Share and Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended			9 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended		12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Jul. 31, 2013 Performance Based Options [Member]	Jul. 31, 2013 Performance Based Restricted Stock Units [Member]	Jul. 31, 2012 Performance Based Restricted Stock Units [Member]	Jun. 30, 2011 Restricted Stock [Member]	Jul. 31, 2013 Restricted Stock [Member]	Oct. 31, 2012 Restricted Stock [Member]	Apr. 30, 2013 Restricted Stock [Member]	Mar. 31, 2010 Restricted Stock [Member]	Jul. 31, 2013 Non-performance based options [Member]	Jul. 31, 2012 Non-performance based options [Member]	Oct. 31, 2012 Non-performance based options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Percentage of risk-free interest, minimum						0.40%
Percentage of risk-free interest, maximum						0.80%
Percentage of risk-free interest		1.10%	1.90%	2.70%		0.70%		1.70%					1.60%	1.10%
Percentage of volatility, minimum						59.00%
Percentage of volatility, maximum						89.00%
Percentage of volatility		76.50%	82.40%	73.60%		91.00%		82.00%					78.10%	76.50%
Amount for dividend yield						0.00%		0.00%					0.00%
Weighted average fair value of the restricted stock units		$ 1.92	$ 1.81			$ 4.19	$ 2.27						$ 2.42		$ 1.92
Total unrecognized compensation expenses					$ 1.0	$ 13.0			$ 0.5	$ 0.5			$ 2.7		$ 2.0
Unrecognized compensation expenses expected to be recognized over weighted average period					2 years 3 months 18 days	9 months 18 days			1 year 7 months 6 days	1 year			1 year 10 months 24 days		1 year 6 months
Period for expected life		7 years 1 month 6 days	5 years 3 months 18 days	6 years 4 months 24 days									7 years 1 month 6 days	7 years 1 month 6 days
Weighted average fair value of options granted													$ 4.77	$ 2.58
Period for stock issued vested in plan		3 years							3 years				3 years
Non-vested shares under option	2,700,000	4,422,172	7,356,508										2,744,077		4,422,172
Shares expected to vest	2,600,000	4,300,000
Shares expected to vest, weighted average exercise price	$ 4.43
Shares expected to vest, weighted average life	6 years 10 months 24 days
Shares expected to vest, aggregate intrinsic value	$ 5.4	$ 6.0
Stockholders approved shares of restricted stock												3,000,000
Shares vested under terms of related restricted stock agreement	7,034,274	7,903,327	6,042,873	4,892,680							600,000